As filed with the U.S. Securities and Exchange Commission on March 11, 2021

File Nos. 333-164298

811-22378

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]

Post-Effective Amendment No.	85	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	94	[X]

(Check appropriate box or boxes)

DOUBLELINE FUNDS TRUST

(Exact name of Registrant as Specified in Charter)

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Address of Principal Executive Offices)

(213) 633-8200

(Registrant’s Telephone Number, including Area Code)

Ronald R. Redell, President

DoubleLine Funds Trust

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Name and address of agent for Service)

With copies to:

Timothy W. Diggins, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

As soon as practicable after this Registration Statement is declared effective.

(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box)

[X]	Immediately upon filing pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(a)(1).
[ ]	60 days after filing pursuant to Rule 485(a)(1).
[ ]	75 days after filing pursuant to Rule 485(a)(2).
[ ]	on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment (“PEA”) No. 85 to DoubleLine Funds Trust’s (the “Trust” or the “Registrant”) Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 84 on Form N-1A filed on February 25, 2021. This PEA No. 85 is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summaries first provided in PEA No. 84 to the Trust’s Registration Statement for the Trust’s series: DoubleLine Multi-Asset Trend Fund. Information contained in the Registrant’s Registration Statement relating to any other series of the Trust is neither amended nor superseded hereby.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness under Rule 485(b) under the Securities Act of this Post-Effective Amendment No. 85 (the “Amendment”) to its Registration Statement on Form N-1A (the “Registration Statement”) and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles and State of California on the 11th day of March, 2021.

DoubleLine Funds Trust

By:	/S/ RONALD R. REDELL
Name:	Ronald R. Redell
Title:	President

Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Name	Capacity	Date

/s/ Ronald R. Redell	President and Trustee	March 11, 2021
Ronald R. Redell

/s/ Henry V. Chase	Treasurer and Principal Financial and Accounting Officer	March 11, 2021
Henry V. Chase

/s/ Jeffrey E. Gundlach*	Trustee	March 11, 2021
Jeffrey E. Gundlach

/s/ Joseph J. Ciprari*	Trustee	March 11, 2021
Joseph J. Ciprari

/s/ John C. Salter*	Trustee	March 11, 2021
John C. Salter

/s/ Raymond B. Woolson*	Trustee	March 11, 2021
Raymond B. Woolson

*By:	/s/ Cris Santa Ana

Cris Santa Ana

Attorney-in-Fact

Date: March 11, 2021

EXHIBIT INDEX

Exhibit	Exhibit No.

Instance Document	EX-101.INS

Schema Document	EX-101.SCH

Calculation Linkbase Document	EX-101.CAL

Definition Linkbase Document	EX-101.DEF

Label Linkbase Document	EX-101.LAB

Presentation Linkbase Document	EX-101.PRE